RETIREMENT AND SEVERANCE BENEFITS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2020
Change in benefit obligation:
Benefit obligation at beginning of year	¥ 91,423	¥ 78,357
Service cost	33,561	22,638	¥ 24,641
Interest cost	83	120	123
Actuarial loss (gain)	(2,796)	6,370
Benefits paid	(9,770)	(14,839)
Foreign currency exchange rate changes	(703)	(1,223)
Benefit obligation at end of year	111,798	91,423	78,357
Change in plan assets:
Fair value of plan assets at beginning of year	25,492	23,828
Employer contribution	25,105	16,622
Benefits paid	(9,770)	(14,839)
Foreign currency exchange rate changes	(746)	(119)
Fair value of plan assets at end of year	40,081	25,492	23,828
Funded status at end of year	(71,717)	(65,931)
Accumulated benefit obligations	101,388	81,177
Amounts recognized in the consolidated balance sheets
Retirement and severance benefits—current	14,696	8,012
Retirement and severance benefits—noncurrent	57,021	57,919
Amount recognized	71,717	65,931
Components of net periodic retirement cost
Service cost	33,561	22,638	24,641
Interest cost	83	120	123
Amortization of net gain	2,711	2,652	4,313
Net periodic retirement cost	36,355	25,410	29,077
Amounts recognized in other comprehensive income (loss), net of tax
Actuarial (gain) loss	3,821	(2,579)	¥ 13,759
Amounts recognized in accumulated other comprehensive income (loss), net of tax
Accumulated actuarial loss	¥ (8,276)	¥ (12,096)
Estimated net actuarial loss that will be amortized from accumulated other comprehensive income into net periodic retirement cost in the next fiscal year				¥ 1,785
Assumptions used to determine the year-end benefit obligations
Discount rate (as a percent)	0.06%	0.14%
Rate of compensation increase (as a percent)	3.80%	3.70%
Weighted-average assumptions used to determine the net periodic retirement cost
Discount rate (as a percent)	0.14%	0.27%	0.23%
Rate of compensation increase (as a percent)	3.70%	4.70%	5.10%
Expected future benefit payments, which reflect expected future service
2020	¥ 14,696
2021	13,796
2022	13,451
2023	13,631
2024	12,588
2025 through 2029	39,963
Expected contribution to defined benefit pension plan in the next fiscal year	¥ 14,696